Commitments and Contingencies - Future minimum contractual obligations (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 38,385
2023	60,652
2024	61,961
2025	61,539
2026	61,260
2027 and thereafter	436,850
Total	$ 720,647